Harbor Fund
Supplement to Prospectus dated March 1, 2005 (As Revised October 27, 2005)

Closing of Harbor Small Cap Value Fund
To further limit the growth of assets in the Harbor Small Cap Value Fund, the Board of Trustees of Harbor Fund has amended the Fund’s policy regarding new investors by amending items (C) and (D) of the original policy dated April 13, 2005. The amended policy becomes effective at 4:00 p.m. (EDT) Friday, December 30, 2005. After that date, the Fund will continue to sell shares to existing shareholders and permit exchanges from other Harbor funds as long as the exchanging shareholder has an existing Harbor Small Cap Value Fund account. The amended policy, reflecting the changes in items (C) and (D), is set forth below:
After December 30, 2005, shares of Harbor Small Cap Value Fund will also continue to be sold to:
(A)	Participants in pension or profit sharing plans, pension funds or other benefits plans if the plan sponsor included Harbor Small Cap Value Fund as an investment option on June 30, 2005;

(B)	Participants of pension or profit sharing plans, pension funds or other benefit plans who roll over into an IRA account with Harbor Small Cap Value Fund some or all of the proceeds from the distribution if the participant held shares of Harbor Small Cap Value Fund through such plan immediately prior to the distribution;

(C)	Clients participating in asset allocation programs sponsored by broker-dealers, banks or trust companies or other financial intermediaries if that client owns shares of the Harbor Small Cap Value Fund through the asset allocation program on December 30, 2005;

(D)	Clients of financial advisors if the financial advisor maintains a portion of that client’s assets in Harbor Small Cap Value Fund on December 30, 2005;

(E)	Certain institutional investors who have expressed an interest in writing in investing in the Harbor Small Cap Value Fund prior to June 30, 2005, if approved by an officer of Harbor Fund;

(F)	Certain advisory clients and affiliated parties of the subadviser to Harbor Small Cap Value Fund upon the request of the subadviser if the investment is determined by an officer of Harbor Fund not to adversely affect the Fund; and

(G)	Trustees and officers of Harbor Fund and directors, officers and employees of Harbor Capital Advisors and the subadviser to Harbor Small Cap Value Fund.
The Board of Trustees of Harbor Fund reserves the right to open Harbor Small Cap Value Fund to all new investors at any time, but has no present plans to do so.
Harbor Small Cap Value Fund
The following replaces the first paragraph under the caption “Principal Strategies and Investments” on page 12 of the Prospectus:
The fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index provided that companies with a market capitalization of up to $2.5 billion are always considered small cap companies. As of December 31, 2004, the range of the Index was $59 million to $3.6 billion, but it is expected to change frequently.
Dated: December 1, 2005

Harbor Fund
Supplement to Statement of Additional Information
dated March 1, 2005 (As Revised June 15, 2005)

Closing of Harbor Small Cap Value Fund
To further limit the growth of assets in the Harbor Small Cap Value Fund, the Board of Trustees of Harbor Fund has amended the Fund’s policy regarding new investors by amending items (C) and (D) of the original policy dated April 13, 2005. The amended policy becomes effective at 4:00 p.m. (EDT) Friday, December 30, 2005. After that date, the Fund will continue to sell shares to existing shareholders and permit exchanges from other Harbor funds as long as the exchanging shareholder has an existing Harbor Small Cap Value Fund account. The amended policy, reflecting the changes in items (C) and (D), is set forth below:
After December 30, 2005, shares of Harbor Small Cap Value Fund will also continue to be sold to:
(A)	Participants in pension or profit sharing plans, pension funds or other benefits plans if the plan sponsor included Harbor Small Cap Value Fund as an investment option on June 30, 2005;

(B)	Participants of pension or profit sharing plans, pension funds or other benefit plans who roll over into an IRA account with Harbor Small Cap Value Fund some or all of the proceeds from the distribution if the participant held shares of Harbor Small Cap Value Fund through such plan immediately prior to the distribution;

(C)	Clients participating in asset allocation programs sponsored by broker-dealers, banks or trust companies or other financial intermediaries if that client owns shares of the Harbor Small Cap Value Fund through the asset allocation program on December 30, 2005;

(D)	Clients of financial advisors if the financial advisor maintains a portion of that client’s assets in Harbor Small Cap Value Fund on December 30, 2005;

(E)	Certain institutional investors who have expressed an interest in writing in investing in the Harbor Small Cap Value Fund prior to June 30, 2005, if approved by an officer of Harbor Fund;

(F)	Certain advisory clients and affiliated parties of the subadviser to Harbor Small Cap Value Fund upon the request of the subadviser if the investment is determined by an officer of Harbor Fund not to adversely affect the Fund; and

(G)	Trustees and officers of Harbor Fund and directors, officers and employees of Harbor Capital Advisors and the subadviser to Harbor Small Cap Value Fund.
The Board of Trustees of Harbor Fund reserves the right to open Harbor Small Cap Value Fund to all new investors at any time, but has no present plans to do so.
Dated: December 1, 2005